Note 4 - Loans and Related Allowance for Loan and Lease Losses - Classes of the Loan Portfolio Summarized by Nonaccrual Loans and Still Accruing (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Loans, nonacrrual status	$ 8,433	$ 5,903
Loans, 90+ days past due and accruing	0	0
Commercial And Industrial [Member]
Loans, nonacrrual status	1,120	454
Loans, 90+ days past due and accruing	0	0
Real Estate Construction Porfolio Segment [Member]
Loans, nonacrrual status
Loans, 90+ days past due and accruing	0	0
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Loans, nonacrrual status	4,002	4,034
Loans, 90+ days past due and accruing	0	0
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Loans, nonacrrual status	3,311	1,409
Loans, 90+ days past due and accruing	0	0
Consumer Portfolio Segment [Member]
Loans, nonacrrual status		6
Loans, 90+ days past due and accruing	$ 0	$ 0